OTHER NON-FINANCIAL ASSETS (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
OTHER NON-FINANCIAL ASSETS (Details) [Line Items]
Reserve maintain	$ (367,577)	$ (4,365)	$ 554,884	$ 760,761	$ 580,870
Number of aircraft under operating leases	8
Aircraft [member]
OTHER NON-FINANCIAL ASSETS (Details) [Line Items]
Reserve maintain	$ 45,831	$ 52,667